Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	SIYATA MOBILE INC.
Document Type	20-F/A
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	570,462
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 20-F/A (this “Amendment”) amends the Annual Report on Form 20-F of Siyata Mobile Inc. (the “Company,” “Siyata,” “we,” and “our”) for the year ended December 31, 2023, which was originally filed with the Securities and Exchange Commission on April 8, 2024(the “Original Filing”).The Company is filing this Amendment solely for the purpose of updating the disclosure in Item 16G of Part II, and to highlight certain transactions/offerings that it has undertaken in accordance with the Nasdaq exemption of Nasdaq Marketplace Rule 5635. In accordance with Rule 12b-15 promulgated under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), Item 16G of Part II of the Original Filing is hereby amended and restated in its entirety. In addition, pursuant to Rule 12b-15 under the Exchange Act, the Company is including Item 19 of Part III with this Amendment solely to file the certifications required under the Sarbanes-Oxley Act of 2002.Except as described above or as otherwise expressly provided by the terms of this Amendment, no other changes have been made to the Original Filing. Except as otherwise indicated herein, this Amendment continues to speak as of the date of the Original Filing, and the Company has not updated the disclosures contained therein to reflect any events that occurred subsequent to the date of the Original Filing.
Entity Central Index Key	0001649009
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39557
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	7404 King George Blvd
Entity Address, Address Line Two	Suite 200
Entity Address, Address Line Three	King’s CrossSurrey
Entity Address, City or Town	British Columbia
Entity Address, Postal Zip Code	V3W 1N6
Entity Address, Country	CA
Entity Interactive Data Current	No
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	Barzily & Co.
Auditor Location	Tel Aviv, Israel
Auditor Firm ID	2015
Business Contact
Document Information Line Items
Entity Address, Address Line One	7404 King George Blvd
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	King’s CrossSurrey,
Entity Address, Postal Zip Code	V3W 1N6
Entity Address, Country	CA
Contact Personnel Name	Marc Seelenfreund
City Area Code	514
Local Phone Number	500-1181
Contact Personnel Email Address	marc@siyata.net
Entity Address, State or Province	BC
Common Shares, no par value per common share
Document Information Line Items
Trading Symbol	SYTA
Title of 12(b) Security	Common Shares, no par value per common share
Security Exchange Name	NASDAQ
Common Share Purchase Warrants, no par value per common share
Document Information Line Items
Trading Symbol	SYTAW
Title of 12(b) Security	Common Share Purchase Warrants, no par value per common share
Security Exchange Name	NASDAQ